Long-term debt - Subordinated Debt (Details) $ in Thousands	Dec. 02, 2016 CAD ($)
Disclosure of detailed information about borrowings [line items]
Subordinated debt	$ 85,306
Interest Accrued On Borrowings	5,732
Total Noncurrent Portion Of Noncurrent Notes And Debentures Issued	91,038
Senior subordinated note
Disclosure of detailed information about borrowings [line items]
Subordinated debt	79,716
Junior subordinated note
Disclosure of detailed information about borrowings [line items]
Subordinated debt	$ 5,590